INTANGIBLE ASSETS, NET - Schedule (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible assets, net
Intangible assets, gross	¥ 5,876	¥ 5,791
Less: Accumulated amortization	178	163
Less: Accumulated impairment loss	420	243
Total	5,278	5,385		$ 765
Amortization expense of intangible assets	¥ 45	¥ 65	¥ 62
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Legacy DH
Intangible assets, net
Number of brand names acquired | item		3
Manachised and franchised hotels
Intangible assets, net
Intangible assets, gross	¥ 368	¥ 366
Purchased software
Intangible assets, net
Intangible assets, gross	128	142
Other intangible assets
Intangible assets, net
Intangible assets, gross	77	81
Brand names
Intangible assets, net
Intangible assets, gross	5,111	5,010
One brand name
Intangible assets, net
Impairment loss recognized	167	160
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192	¥ 192